Accounting Policies, by Policy (Policies)	6 Months Ended
Jun. 30, 2022
Accounting Policies [Abstract]
New International Financial Reporting Standards

New International Financial Reporting Standards

In April 2022, the International Financial Reporting Interpretations Committee (IFRIC) issued an agenda decision clarifying that an entity should present a demand deposit with restrictions on use arising from a contract with a third party as cash and cash equivalents in the statements of financial position and cash flows, unless those restrictions change the nature of the deposit such that it no longer meets the definition of cash in International Accounting Standard 7. The Company applied the agenda decision in the second quarter of 2022 retrospectively, with no impact on its condensed consolidated statement of cash flows or the condensed consolidated balance sheet.